Short-Term Borrowings (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Short-Term Borrowings (Details) [Line Items]
Bank loans	$ 5,215,436
Annual interest rate	8.50%
Interest rate	8.50%
Short term borrowings bear interest	3.70%
Interest expense borrowings	$ 499,708	$ 370,847
Short term loan from third parties	6,823,293	15,896,637
Short term borrowing interest expense	$ 1,536,169	1,001,575
Short-Term Debt [Member]
Short-Term Borrowings (Details) [Line Items]
Bank loan guaranteed		$ 9,847,286